Related party transactions - Summary of post-employment benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 4,400	$ 5,300
Related party management fees	8	8
Retirement benefit plan deposit assets placed at related party	297	875
Retirement benefit plan interest income earned from related party	0	0
Principal plan | Other related parties
Disclosure of transactions between related parties [line items]
Notional amount with related party	10,500	11,300
Derivative assets with related party	1,000	1,000
Cash collateral received with related party	$ 1,000	$ 1,000